UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2015

Date of reporting period:  May 31, 2015

Item 1. Report to Stockholders.

Rothschild Funds

Semi-Annual Report
May 31, 2015

Rothschild U.S. Large-Cap Core Fund – Investor Class	RLBVX
Rothschild U.S. Large-Cap Core Fund – Institutional Class	RLBIX
Rothschild U.S. Large-Cap Value Fund –Investor Class	RLVVX
Rothschild U.S. Small/Mid-Cap Core Fund – Institutional Class	RMDIX
Rothschild U.S. Small-Cap Core Fund – Institutional Class	RCCIX
Rothschild U.S. Small-Cap Value Fund – Institutional Class	RCVIX
Rothschild U.S. Small-Cap Growth Fund – Investor Class	RCGVX

TABLE OF CONTENTS

Allocation of Portfolio Holdings	1

Schedules of Investments	3

Statements of Assets and Liabilities	34

Statements of Operations	36

Statements of Changes in Net Assets	38

Financial Highlights	44

Notes to Financial Statements	51

Expense Example	58

Approval of Investment Advisory Agreement	61

Additional Information	64

Privacy Notice	65

Rothschild U.S. Large-Cap Core Fund
Allocation of Investments · May 31, 2015 (Unaudited)

Rothschild U.S. Large-Cap Value Fund
Allocation of Investments · May 31, 2015 (Unaudited)

Rothschild U.S. Small/Mid-Cap Core Fund
Allocation of Investments · May 31, 2015 (Unaudited)

Rothschild U.S. Small-Cap Core Fund
Allocation of Investments · May 31, 2015 (Unaudited)

Rothschild U.S. Small-Cap Value Fund
Allocation of Investments · May 31, 2015 (Unaudited)

Rothschild U.S. Small-Cap Growth Fund
Allocation of Investments · May 31, 2015 (Unaudited)

ROTHSCHILD U.S. LARGE-CAP CORE FUND

SCHEDULE OF INVESTMENTS at May 31, 2015 (Unaudited)

Shares		Fair Value
COMMON STOCKS: 96.7%
Aerospace & Defense: 3.5%
144	Boeing Co.	$20,235
143	Raytheon Co.	14,766
341	Textron, Inc.	15,420
		50,421
Airlines: 1.1%
818	JetBlue Airways Corp. *	16,491
Automobiles: 1.3%
1,209	Ford Motor Co.	18,341
Banks: 6.2%
1,244	Bank of America Corp.	20,526
366	Citigroup, Inc.	19,793
511	JPMorgan Chase & Co.	33,614
1,450	Regions Financial Corp.	14,630
		88,563
Beverages: 2.8%
330	Coca-Cola Enterprises, Inc.	14,596
264	PepsiCo., Inc.	25,457
		40,053
Biotechnology: 4.3%
122	Amgen, Inc.	19,064
36	Biogen, Inc. *	14,292
185	Gilead Sciences, Inc. *	20,770
38	United Therapeutics Corp. *	6,981
		61,107
Capital Markets: 1.1%
442	Federated Investors, Inc. - Class B	15,382
Chemicals: 2.0%
150	LyondellBasell Industries NV - Class A	15,165
296	Mosaic Co.	13,572
		28,737
Commercial Services & Supplies: 2.2%
596	Pitney Bowes, Inc.	13,022
378	Waste Management, Inc.	18,768
		31,790
Communications Equipment: 2.0%
957	Cisco Systems, Inc.	28,050
Consumer Finance: 2.8%
256	American Express Co.	20,408
241	Capital One Financial Corp.	20,138
		40,546

ROTHSCHILD U.S. LARGE-CAP CORE FUND

SCHEDULE OF INVESTMENTS at May 31, 2015 (Unaudited) (continued)

Shares		Fair Value
Diversified Telecommunication Services: 3.6%
597	AT&T, Inc.	$20,620
626	Verizon Communications, Inc.	30,950
		51,570
Electric Utilities: 1.1%
287	American Electric Power Co., Inc.	16,155
Food & Staples Retailing: 1.3%
255	Kroger Co.	18,564
Food Products: 2.5%
593	Pilgrim's Pride Corp.	15,169
475	Pinnacle Foods, Inc.	20,021
		35,190
Health Care Equipment & Supplies: 2.1%
110	Becton Dickinson & Co.	15,456
133	Zimmer Holdings, Inc.	15,174
		30,630
Health Care Providers & Services: 3.7%
158	Aetna, Inc.	18,639
89	McKesson Corp.	21,113
101	Universal Health Services, Inc. - Class B	13,088
		52,840
Hotels, Restaurants & Leisure: 1.0%
249	Brinker International, Inc.	13,740
Household Durables: 0.9%
681	PulteGroup, Inc.	13,062
Industrial Conglomerates: 2.7%
157	3M Co.	24,975
510	General Electric Co.	13,908
		38,883
Insurance: 4.0%
287	The Allstate Corp.	19,321
339	American International Group, Inc.	19,868
357	MetLife, Inc.	18,657
		57,846
Internet Software & Services: 2.5%
33	Google, Inc. - Class A *	17,995
33	Google, Inc. - Class C *	17,560
		35,555
Machinery: 1.2%
181	Illinois Tool Works, Inc.	16,983

ROTHSCHILD U.S. LARGE-CAP CORE FUND

SCHEDULE OF INVESTMENTS at May 31, 2015 (Unaudited) (continued)

Shares		Fair Value
Media: 5.4%
440	Comcast Corp. - Class A	$25,723
246	Time Warner, Inc.	20,782
276	The Walt Disney Co.	30,462
		76,967
Metals & Mining: 0.9%
999	Alcoa, Inc.	12,487
Multiline Retail: 2.4%
243	Macy's, Inc.	16,269
229	Target Corp.	18,164
		34,433
Multi-Utilities: 2.1%
189	DTE Energy Co.	14,974
366	Public Service Enterprise Group, Inc.	15,603
		30,577
Oil, Gas & Consumable Fuels: 5.3%
264	ConocoPhillips	16,812
322	Exxon Mobil Corp.	27,434
169	Marathon Petroleum Corp.	17,485
192	Occidental Petroleum Corp.	15,012
		76,743
Pharmaceuticals: 6.6%
237	AbbVie, Inc.	15,782
282	Johnson & Johnson	28,239
336	Merck & Co., Inc.	20,459
885	Pfizer, Inc.	30,754
		95,234
Professional Services: 1.3%
215	ManpowerGroup, Inc.	18,200
Semiconductors & Semiconductor Equipment: 4.4%
144	First Solar, Inc. *	7,158
908	Intel Corp.	31,290
395	Micron Technology, Inc. *	11,032
252	Texas Instruments, Inc.	14,092
		63,572
Software: 3.9%
960	Microsoft Corp.	44,986
258	Oracle Corp.	11,220
		56,206

ROTHSCHILD U.S. LARGE-CAP CORE FUND

SCHEDULE OF INVESTMENTS at May 31, 2015 (Unaudited) (continued)

Shares			Fair Value
Specialty Retail: 2.6%
322		Best Buy Co., Inc.	$11,173
232		The Home Depot, Inc.	25,850
			37,023
Technology Hardware, Storage & Peripherals: 5.9%
545		Apple, Inc.	71,003
142		Western Digital Corp.	13,825
			84,828
TOTAL COMMON STOCKS
(Cost $1,372,132)			$1,386,769

REAL ESTATE INVESTMENT TRUSTS: 1.1%
216		Equity Residential	$16,053
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $16,189)			$16,053

SHORT-TERM INVESTMENTS: 23.9%
Money Market Funds: 23.9%
342,270		Invesco Short-Term Investment Trust Treasury Portfolio, 0.01% (1)	$342,270
TOTAL SHORT-TERM INVESTMENTS
(Cost $342,270)			$342,270

TOTAL INVESTMENTS IN SECURITIES: 121.7%
(Cost $1,730,591)			$1,745,092
Liabilities in Excess of Other Assets: (21.7)%			(310,959)
TOTAL NET ASSETS: 100.0%			$1,434,133

	Percentages are stated as a percent of net assets.
	*	Non-income producing security.
	(1)	Annualized seven-day yield as of May 31, 2015.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

ROTHSCHILD U.S. LARGE-CAP VALUE FUND

SCHEDULE OF INVESTMENTS at May 31, 2015 (Unaudited)

Shares		Fair Value
COMMON STOCKS: 94.1%
Aerospace & Defense: 2.7%
57	Northrop Grumman Corp.	$9,073
43	Raytheon Co.	4,440
		13,513
Airlines: 1.2%
297	JetBlue Airways Corp. *	5,987
Auto Components: 1.0%
43	Lear Corp.	4,989
Banks: 9.5%
864	Bank of America Corp.	14,256
239	JPMorgan Chase & Co.	15,722
560	Regions Financial Corp.	5,650
226	Wells Fargo & Co.	12,647
		48,275
Beverages: 2.1%
95	Coca-Cola Enterprises, Inc.	4,202
65	PepsiCo., Inc.	6,268
		10,470
Biotechnology: 1.5%
29	Amgen, Inc.	4,532
27	Gilead Sciences, Inc. *	3,031
		7,563
Capital Markets: 2.1%
54	Ameriprise Financial, Inc.	6,728
71	Raymond James Financial, Inc.	4,126
		10,854
Chemicals: 3.0%
120	Dow Chemical Co.	6,248
40	LyondellBasell Industries NV - Class A	4,044
103	Mosaic Co.	4,723
		15,015
Commercial Services & Supplies: 1.2%
125	Waste Management, Inc.	6,206
Communications Equipment: 3.6%
153	ARRIS Group, Inc. *	5,051
455	Cisco Systems, Inc.	13,336
		18,387

ROTHSCHILD U.S. LARGE-CAP VALUE FUND

SCHEDULE OF INVESTMENTS at May 31, 2015 (Unaudited) (continued)

Shares		Fair Value
Consumer Finance: 3.8%
78	American Express Co.	$6,218
73	Capital One Financial Corp.	6,100
121	Discover Financial Services	7,051
		19,369
Diversified Financial Services: 0.6%
22	Berkshire Hathaway, Inc. - Class B *	3,146
Diversified Telecommunication Services: 1.0%
147	AT&T, Inc.	5,077
Electric Utilities: 1.8%
158	American Electric Power Co., Inc.	8,894
Food & Staples Retailing: 1.1%
79	Kroger Co.	5,751
Food Products: 1.2%
149	Pinnacle Foods, Inc.	6,280
Health Care Equipment & Supplies: 1.3%
45	Becton Dickinson & Co.	6,323
Health Care Providers & Services: 3.6%
66	Aetna, Inc.	7,786
120	Cardinal Health, Inc.	10,580
		18,366
Household Durables: 1.1%
288	PulteGroup, Inc.	5,524
Household Products: 0.7%
45	Procter & Gamble Co.	3,528
Industrial Conglomerates: 2.6%
41	3M Co.	6,523
238	General Electric Co.	6,490
		13,013
Insurance: 6.2%
124	Allstate Corp.	8,348
165	American International Group, Inc.	9,671
169	MetLife, Inc.	8,832
175	Progressive Corp.	4,784
		31,635
Machinery: 1.0%
40	Parker-Hannifin Corp.	4,817

ROTHSCHILD U.S. LARGE-CAP VALUE FUND

SCHEDULE OF INVESTMENTS at May 31, 2015 (Unaudited) (continued)

Shares		Fair Value
Media: 3.3%
120	Comcast Corp. - Class A	$7,015
68	Time Warner, Inc.	5,745
37	The Walt Disney Co.	4,084
		16,844
Metals & Mining: 1.2%
467	Alcoa, Inc.	5,837
Multiline Retail: 2.9%
113	Macy's, Inc.	7,565
92	Target Corp.	7,298
		14,863
Multi-Utilities: 4.9%
243	CMS Energy Corp.	8,296
100	DTE Energy Co.	7,923
203	Public Service Enterprise Group, Inc.	8,654
		24,873
Oil, Gas & Consumable Fuels: 10.0%
105	Chevron Corp.	10,815
130	ConocoPhillips	8,278
32	EOG Resources, Inc.	2,838
190	Exxon Mobil Corp.	16,188
206	Marathon Oil Corp.	5,601
65	Marathon Petroleum Corp.	6,725
		50,445
Pharmaceuticals: 8.9%
38	AbbVie, Inc.	2,530
140	Johnson & Johnson	14,020
137	Merck & Co., Inc.	8,342
49	Mylan NV *	3,559
471	Pfizer, Inc.	16,367
		44,818
Semiconductors & Semiconductor Equipment: 1.5%
123	Intel Corp.	4,239
125	Micron Technology, Inc. *	3,491
		7,730
Software: 4.1%
278	Microsoft Corp.	13,027
181	Oracle Corp.	7,872
		20,899
Specialty Retail: 1.3%
61	The Home Depot, Inc.	6,797

ROTHSCHILD U.S. LARGE-CAP VALUE FUND

SCHEDULE OF INVESTMENTS at May 31, 2015 (Unaudited) (continued)

Shares			Fair Value
Technology Hardware, Storage & Peripherals: 2.1%
34		Apple, Inc.	$4,429
66		Western Digital Corp.	6,426
			10,855
TOTAL COMMON STOCKS
(Cost $473,312)			$476,943

REAL ESTATE INVESTMENT TRUSTS: 4.1%
63		Alexandria Real Estate Equities, Inc.	$5,842
64		Equity LifeStyle Properties, Inc.	3,506
79		Equity Residential	5,871
29		Public Storage	5,613
TOTAL REAL ESTATE INVESTMENT TRUSTS			$20,832
(Cost $20,504)

SHORT-TERM INVESTMENTS: 6.9%
Money Market Funds: 6.9%
35,048		Invesco Short-Term Investment Trust Treasury Portfolio, 0.01% (1)	$35,048
TOTAL SHORT-TERM INVESTMENTS
(Cost $35,048)			$35,048

TOTAL INVESTMENTS IN SECURITIES: 105.1%
(Cost $528,864)			$532,823
Liabilities in Excess of Other Assets: (5.1)%			(26,048)
TOTAL NET ASSETS: 100.0%			$506,775

	Percentages are stated as a percent of net assets.
	*	Non-income producing security.
	(1)	Annualized seven-day yield as of May 31, 2015.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

ROTHSCHILD U.S. SMALL/MID-CAP CORE FUND

SCHEDULE OF INVESTMENTS at May 31, 2015 (Unaudited)

Shares		Fair Value
COMMON STOCKS: 92.3%
Aerospace & Defense: 1.7%
97	AAR Corp.	$2,865
197	Aerojet Rocketdyne Holdings, Inc. *	4,088
34	Moog, Inc. - Class A *	2,334
		9,287
Air Freight & Logistics: 0.4%
50	Hub Group, Inc. - Class A *	2,121
Airlines: 0.8%
63	Alaska Air Group, Inc.	4,072
Auto Components: 1.3%
82	Cooper Tire & Rubber Co.	3,010
64	Cooper-Standard Holding, Inc. *	4,005
		7,015
Banks: 5.5%
407	Huntington Bancshares, Inc.	4,530
93	PacWest Bancorp	4,175
62	Pinnacle Financial Partners, Inc.	3,069
37	Signature Bank *	5,167
237	Umpqua Holdings Corp.	4,169
128	Webster Financial Corp.	4,850
70	Wintrust Financial Corp.	3,507
		29,467
Biotechnology: 2.6%
70	Acorda Therapeutics, Inc. *	2,134
81	Dyax Corp. *	2,134
91	Infinity Pharmaceuticals, Inc. *	1,179
41	Insys Therapeutics, Inc. *	2,444
34	United Therapeutics Corp. *	6,246
		14,137
Capital Markets: 1.3%
65	Raymond James Financial, Inc.	3,778
150	WisdomTree Investments, Inc.	3,204
		6,982
Chemicals: 1.9%
74	Cytec Industries, Inc.	4,476
64	OM Group, Inc.	1,699
100	PolyOne Corp.	3,889
		10,064

ROTHSCHILD U.S. SMALL/MID-CAP CORE FUND

SCHEDULE OF INVESTMENTS at May 31, 2015 (Unaudited) (continued)

Shares		Fair Value
Commercial Services & Supplies: 1.6%
82	Deluxe Corp.	$5,234
66	HNI Corp.	3,200
		8,434
Communications Equipment: 1.3%
62	Plantronics, Inc.	3,421
266	Polycom, Inc. *	3,583
		7,004
Construction & Engineering: 0.7%
83	EMCOR Group, Inc.	3,766
Containers & Packaging: 1.1%
425	Graphic Packaging Holding Co.	6,052
Distributors: 0.7%
56	Pool Corp.	3,712
Diversified Consumer Services: 1.3%
123	Service Corp. International	3,574
76	Sotheby's	3,407
		6,981
Diversified Financial Services: 1.2%
71	MarketAxess Holdings, Inc.	6,280
Electric Utilities: 0.6%
99	Portland General Electric Co.	3,461
Electrical Equipment: 0.7%
59	EnerSys	3,932
Electronic Equipment, Instruments & Components: 1.6%
88	Avnet, Inc.	3,873
174	Ingram Micro, Inc. - Class A *	4,665
		8,538
Energy Equipment & Services: 1.2%
31	Bristow Group, Inc.	1,798
142	Helix Energy Solutions Group, Inc. *	2,225
75	U.S. Silica Holdings, Inc.	2,314
		6,337
Food Products: 0.5%
23	J&J Snack Foods Corp.	2,479
Health Care Equipment & Supplies: 7.4%
100	Alere, Inc. *	5,158
78	Align Technology, Inc. *	4,732
28	Cooper Cos., Inc.	5,090
107	Cynosure, Inc. - Class A *	3,820
101	Globus Medical, Inc. - Class A *	2,620

ROTHSCHILD U.S. SMALL/MID-CAP CORE FUND

SCHEDULE OF INVESTMENTS at May 31, 2015 (Unaudited) (continued)

Shares		Fair Value
Health Care Equipment & Supplies (continued)
99	Haemonetics Corp. *	$4,091
43	Inogen, Inc. *	1,607
89	NuVasive, Inc. *	4,499
45	Sirona Dental Systems, Inc. *	4,442
50	STERIS Corp.	3,342
		39,401
Health Care Providers & Services: 3.8%
108	Community Health Systems, Inc. *	5,974
80	MEDNAX, Inc. *	5,694
88	Molina Healthcare, Inc. *	6,401
22	Omnicare, Inc.	2,096
		20,165
Hotels, Restaurants & Leisure: 5.6%
40	Brinker International, Inc.	2,207
59	Cheesecake Factory, Inc.	3,043
64	Marriott Vacations Worldwide Corp.	5,650
26	Red Robin Gourmet Burgers, Inc. *	2,168
166	Sonic Corp.	5,003
112	Texas Roadhouse, Inc.	3,922
34	Vail Resorts, Inc.	3,527
51	Wyndham Worldwide Corp.	4,331
		29,851
Household Durables: 1.2%
76	Jarden Corp. *	4,032
138	PulteGroup, Inc.	2,647
		6,679
Insurance: 4.9%
96	Allied World Assurance Co. Holdings AG	4,079
102	American Equity Investment Life Holding Co.	2,592
73	American Financial Group, Inc.	4,635
79	Axis Capital Holdings Ltd	4,348
67	Hanover Insurance Group, Inc.	4,769
30	Navigators Group, Inc. *	2,329
35	Reinsurance Group of America, Inc.	3,274
		26,026
Internet & Catalog Retail: 0.4%
28	HSN, Inc.	1,879

ROTHSCHILD U.S. SMALL/MID-CAP CORE FUND

SCHEDULE OF INVESTMENTS at May 31, 2015 (Unaudited) (continued)

Shares		Fair Value
Internet Software & Services: 3.1%
42	AOL, Inc. *	$2,100
72	Constant Contact, Inc. *	1,963
82	J2 Global, Inc.	5,445
61	Stamps.com, Inc. *	4,105
140	Web.com Group, Inc. *	3,174
		16,787
IT Services: 5.9%
83	Cardtronics, Inc. *	3,029
156	Convergys Corp.	3,873
42	DST Systems, Inc.	4,973
86	Euronet Worldwide, Inc. *	5,143
58	MAXIMUS, Inc.	3,791
186	NeuStar, Inc. - Class A *	5,082
152	VeriFone Systems, Inc. *	5,802
		31,693
Life Sciences Tools & Services: 2.0%
61	Charles River Laboratories International, Inc. *	4,413
90	Quintiles Transnational Holdings, Inc. *	6,274
		10,687
Machinery: 3.0%
96	Barnes Group, Inc.	3,865
34	Hyster-Yale Materials Handling, Inc. - Class A	2,413
103	ITT Corp.	4,396
55	Trinity Industries, Inc.	1,649
297	Wabash National Corp. *	4,021
		16,344
Multiline Retail: 0.6%
77	Big Lots, Inc.	3,380
Multi-Utilities: 1.9%
84	Avista Corp.	2,688
67	Black Hills Corp.	3,201
121	CMS Energy Corp.	4,131
		10,020
Oil, Gas & Consumable Fuels: 1.3%
40	Energen Corp.	2,768
78	Stone Energy Corp. *	1,059
70	Western Refining, Inc.	3,079
		6,906
Paper & Forest Products: 0.5%
44	Clearwater Paper Corp. *	2,640

ROTHSCHILD U.S. SMALL/MID-CAP CORE FUND

SCHEDULE OF INVESTMENTS at May 31, 2015 (Unaudited) (continued)

Shares		Fair Value
Pharmaceuticals: 1.9%
220	Horizon Pharma PLC *	$7,135
86	Phibro Animal Health Corp.	2,978
		10,113
Professional Services: 2.5%
25	CEB, Inc.	2,115
40	Huron Consulting Group, Inc. *	2,572
75	Insperity, Inc.	3,946
55	ManpowerGroup, Inc.	4,656
		13,289
Road & Rail: 1.9%
73	ArcBest Corp.	2,496
37	Landstar System, Inc.	2,420
58	Ryder System, Inc.	5,315
		10,231
Semiconductors & Semiconductor Equipment: 1.7%
101	Microsemi Corp. *	3,676
73	Semtech Corp. *	1,559
71	Silicon Laboratories, Inc. *	3,936
		9,171
Software: 6.3%
97	Aspen Technology, Inc. *	4,152
180	AVG Technologies NV *	4,414
37	CommVault Systems, Inc. *	1,644
163	EnerNOC, Inc. *	1,568
133	Manhattan Associates, Inc. *	7,295
22	MicroStrategy, Inc. - Class A *	3,871
95	PTC, Inc. *	3,921
158	Take-Two Interactive Software, Inc. *	4,324
264	TiVo, Inc. *	2,780
		33,969
Specialty Retail: 4.5%
37	Children's Place, Inc.	2,420
79	Foot Locker, Inc.	4,993
185	Francesca's Holdings Corp. *	2,899
35	Lithia Motors, Inc. - Class A	3,726
47	Outerwall, Inc.	3,603
209	Pier 1 Imports, Inc.	2,656
52	Williams-Sonoma, Inc.	4,087
		24,384
Technology Hardware, Storage & Peripherals: 0.7%
87	Electronics For Imaging, Inc. *	3,761

ROTHSCHILD U.S. SMALL/MID-CAP CORE FUND

SCHEDULE OF INVESTMENTS at May 31, 2015 (Unaudited) (continued)

Shares			Fair Value
Textiles, Apparel & Luxury Goods: 2.2%
52		G-III Apparel Group Ltd. *	$2,957
179		Hanesbrands, Inc.	5,703
86		Steven Madden Ltd. *	3,249
			11,909
Trading Companies & Distributors: 1.0%
42		Watsco, Inc.	5,289
TOTAL COMMON STOCKS
(Cost $461,191)			$494,695

REAL ESTATE INVESTMENT TRUSTS: 5.4%
140		Brixmor Property Group, Inc.	$3,469
98		DCT Industrial Trust, Inc.	3,206
68		Equity LifeStyle Properties, Inc.	3,726
88		Highwoods Properties, Inc.	3,692
50		Mid-America Apartment Communities, Inc.	3,819
100		National Retail Properties, Inc.	3,751
65		Potlatch Corp.	2,358
41		PS Business Parks, Inc.	2,997
140		Retail Properties of America, Inc. - Class A	2,100
TOTAL REAL ESTATE INVESTMENT TRUSTS			$29,118
(Cost $30,468)

SHORT-TERM INVESTMENTS: 11.6%
Money Market Funds: 11.6%
62,139		Invesco Short-Term Investment Trust Treasury Portfolio, 0.01% (1)	$62,139
TOTAL SHORT-TERM INVESTMENTS
(Cost $62,139)			$62,139

TOTAL INVESTMENTS IN SECURITIES: 109.3%
(Cost $553,798)			$585,952
Liabilities in Excess of Other Assets: (9.3)%			(49,962)
TOTAL NET ASSETS: 100.0%			$535,990

	Percentages are stated as a percent of net assets.
	*	Non-income producing security.
	(1)	Annualized seven-day yield as of May 31, 2015.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

ROTHSCHILD U.S. SMALL-CAP CORE FUND

SCHEDULE OF INVESTMENTS at May 31, 2015 (Unaudited)

Shares		Fair Value
COMMON STOCKS: 90.3%
Aerospace & Defense: 1.0%
118	AAR Corp.	$3,485
93	Aerojet Rocketdyne Holdings, Inc. *	1,930
		5,415
Airlines: 0.6%
146	JetBlue Airways Corp. *	2,943
Auto Components: 1.0%
60	Cooper Tire & Rubber Co.	2,203
51	Cooper-Standard Holding, Inc. *	3,191
		5,394
Banks: 8.2%
77	Banner Corp.	3,467
274	Boston Private Financial Holdings, Inc.	3,436
173	Cathay General Bancorp	5,228
98	First Interstate BancSystem, Inc.	2,669
58	Hancock Holding Co.	1,690
125	Hanmi Financial Corp.	2,766
200	Old National Bancorp	2,722
81	Pinnacle Financial Partners, Inc.	4,010
35	Prosperity Bancshares, Inc.	1,875
74	TriCo Bancshares	1,745
230	Umpqua Holdings Corp.	4,046
151	Webster Financial Corp.	5,721
79	Wintrust Financial Corp.	3,958
		43,333
Biotechnology: 3.8%
103	Acorda Therapeutics, Inc. *	3,140
87	AMAG Pharmaceuticals, Inc. *	6,054
89	Dyax Corp. *	2,344
151	Infinity Pharmaceuticals, Inc. *	1,957
77	Insys Therapeutics, Inc. *	4,589
331	Spectrum Pharmaceuticals, Inc. *	2,075
		20,159
Capital Markets: 2.3%
110	HFF, Inc. - Class A	4,427
88	Stifel Financial Corp. *	4,687
140	WisdomTree Investments, Inc.	2,990
		12,104

ROTHSCHILD U.S. SMALL-CAP CORE FUND

SCHEDULE OF INVESTMENTS at May 31, 2015 (Unaudited) (continued)

Shares		Fair Value
Chemicals: 3.3%
105	A. Schulman, Inc.	$4,491
66	Minerals Technologies, Inc.	4,442
107	OM Group, Inc.	2,840
149	PolyOne Corp.	5,795
		17,568
Commercial Services & Supplies: 2.9%
77	ABM Industrials, Inc.	2,498
79	Deluxe Corp.	5,042
85	HNI Corp.	4,122
40	United Stationers, Inc.	1,554
68	Viad Corp.	1,825
		15,041
Communications Equipment: 2.0%
224	Calix, Inc. *	1,792
55	Plantronics, Inc.	3,034
406	Polycom, Inc. *	5,469
		10,295
Construction & Engineering: 1.1%
126	EMCOR Group, Inc.	5,717
Containers & Packaging: 0.6%
218	Graphic Packaging Holding Co.	3,104
Distributors: 0.5%
39	Pool Corp.	2,585
Diversified Consumer Services: 0.6%
74	Sotheby's	3,317
Diversified Financial Services: 1.2%
69	MarketAxess Holdings, Inc.	6,103
Electric Utilities: 0.6%
123	PNM Resources, Inc.	3,270
Electrical Equipment: 0.9%
73	EnerSys	4,865
Electronic Equipment, Instruments & Components: 3.5%
76	Insight Enterprises, Inc. *	2,229
38	Littelfuse, Inc.	3,674
189	Sanmina Corp. *	4,094
64	SYNNEX Corp.	5,291
245	Vishay Intertechnology, Inc.	3,190
		18,478

ROTHSCHILD U.S. SMALL-CAP CORE FUND

SCHEDULE OF INVESTMENTS at May 31, 2015 (Unaudited) (continued)

Shares		Fair Value
Energy Equipment & Services: 1.5%
41	Bristow Group, Inc.	$2,378
168	Helix Energy Solutions Group, Inc. *	2,633
343	Parker Drilling Co. *	1,163
50	U.S. Silica Holdings, Inc.	1,542
		7,716
Food & Staples Retailing: 0.6%
372	SUPERVALU, Inc. *	3,285
Food Products: 0.5%
22	J&J Snack Foods Corp.	2,372
Health Care Equipment & Supplies: 7.2%
117	Alere, Inc. *	6,035
55	CONMED Corp.	3,055
99	Cynosure, Inc. - Class A *	3,534
114	Globus Medical, Inc. - Class A *	2,957
97	Haemonetics Corp. *	4,008
37	ICU Medical, Inc. *	3,589
57	Inogen, Inc. *	2,131
129	NuVasive, Inc. *	6,521
91	STERIS Corp.	6,081
		37,911
Health Care Providers & Services: 2.3%
128	HealthSouth Corp.	5,524
93	Molina Healthcare, Inc. *	6,765
		12,289
Hotels, Restaurants & Leisure: 5.9%
59	Cheesecake Factory, Inc.	3,043
66	Marriott Vacations Worldwide Corp.	5,826
90	Papa John's International, Inc.	6,184
32	Red Robin Gourmet Burgers, Inc. *	2,668
210	Sonic Corp.	6,329
125	Texas Roadhouse, Inc.	4,378
24	Vail Resorts, Inc.	2,490
		30,918
Insurance: 3.3%
144	American Equity Investment Life Holding Co.	3,659
56	Argo Group International Holdings Ltd.	2,948
261	CNO Financial Group, Inc.	4,698
22	Infinity Property & Casualty Corp.	1,592
21	Navigators Group, Inc. *	1,630
105	Symetra Financial Corp.	2,568
		17,095

ROTHSCHILD U.S. SMALL-CAP CORE FUND

SCHEDULE OF INVESTMENTS at May 31, 2015 (Unaudited) (continued)

Shares		Fair Value
Internet & Catalog Retail: 0.5%
42	HSN, Inc.	$2,819
Internet Software & Services: 3.3%
87	Constant Contact, Inc. *	2,372
79	J2 Global, Inc.	5,246
76	LogMeIn, Inc. *	4,824
40	Stamps.com, Inc. *	2,691
106	Web.com Group, Inc. *	2,403
		17,536
IT Services: 4.6%
51	Cardtronics, Inc. *	1,861
144	Convergys Corp.	3,575
71	Euronet Worldwide, Inc. *	4,246
347	Global Cash Access Holdings, Inc. *	2,682
49	MAXIMUS, Inc.	3,203
180	NeuStar, Inc. - Class A *	4,918
92	VeriFone Systems, Inc. *	3,512
		23,997
Life Sciences Tools & Services: 2.4%
57	Cambrex Corp. *	2,281
77	Charles River Laboratories International, Inc. *	5,570
74	PAREXEL International Corp. *	4,919
		12,770
Machinery: 3.7%
117	Barnes Group, Inc.	4,710
225	Federal Signal Corp.	3,348
46	Greenbrier Cos., Inc.	2,771
37	Hyster Yale Materials Handling, Inc.	2,625
35	Standex International Corp.	2,800
240	Wabash National Corp. *	3,250
		19,504
Multiline Retail: 0.8%
93	Big Lots, Inc.	4,083
Multi-Utilities: 1.2%
75	Avista Corp.	2,400
83	Black Hills Corp.	3,966
		6,366
Oil, Gas & Consumable Fuels: 1.3%
510	Abraxas Petroleum Corp. *	1,494
120	Stone Energy Corp. *	1,630
78	Western Refining, Inc.	3,430
		6,554

ROTHSCHILD U.S. SMALL-CAP CORE FUND

SCHEDULE OF INVESTMENTS at May 31, 2015 (Unaudited) (continued)

Shares		Fair Value
Paper & Forest Products: 0.8%
73	Clearwater Paper Corp. *	$4,381
Pharmaceuticals: 0.8%
50	Horizon Pharma PLC *	1,622
70	Phibro Animal Health Corp. - Class A	2,424
		4,046
Professional Services: 1.7%
24	CEB, Inc.	2,030
58	Insperity, Inc.	3,052
163	Kforce, Inc.	3,588
		8,670
Road & Rail: 1.2%
91	ArcBest Corp.	3,111
130	Swift Transportation Co. *	3,025
		6,136
Semiconductors & Semiconductor Equipment: 1.5%
46	Microsemi Corp. *	1,674
52	Power Integrations, Inc.	2,640
98	Semtech Corp. *	2,093
30	Silicon Laboratories, Inc. *	1,663
		8,070
Software: 5.1%
150	AVG Technologies NV *	3,678
27	CommVault Systems, Inc. *	1,200
126	Manhattan Associates, Inc. *	6,911
20	MicroStrategy, Inc. - Class A *	3,519
131	Pegasystems, Inc.	2,864
220	Take-Two Interactive Software, Inc. *	6,021
271	TiVo, Inc. *	2,854
		27,047
Specialty Retail: 3.3%
34	Children's Place, Inc.	2,224
148	Francesca's Holdings Corp. *	2,319
48	Lithia Motors, Inc. - Class A	5,110
46	Outerwall, Inc.	3,526
162	Pier 1 Imports, Inc.	2,059
133	Stage Stores, Inc.	2,153
		17,391
Technology Hardware, Storage & Peripherals: 0.9%
103	Electronics For Imaging, Inc. *	4,453

ROTHSCHILD U.S. SMALL-CAP CORE FUND

SCHEDULE OF INVESTMENTS at May 31, 2015 (Unaudited) (continued)

Shares			Fair Value
Textiles, Apparel & Luxury Goods: 1.8%
98		G-III Apparel Group Ltd. *	$5,572
101		Steven Madden Ltd. *	3,816
			9,388
TOTAL COMMON STOCKS
(Cost $450,011)			$474,488

REAL ESTATE INVESTMENT TRUSTS: 6.7%
119		AG Mortgage Investment Trust, Inc.	$2,242
180		Apollo Commercial Real Estate Finance, Inc.	3,091
452		Cedar Realty Trust, Inc.	3,051
129		DCT Industrial Trust, Inc.	4,220
94		Geo Group, Inc.	3,565
110		Highwoods Properties, Inc.	4,615
58		Potlatch Corp.	2,104
48		PS Business Parks, Inc.	3,509
180		RLJ Lodging Trust	5,441
39		Sovran Self Storage, Inc.	3,557
TOTAL REAL ESTATE INVESTMENT TRUSTS			$35,395
(Cost $37,561)

SHORT-TERM INVESTMENTS: 12.5%
Money Market Funds: 12.5%
65,642		Invesco Short-Term Investment Trust Treasury Portfolio, 0.01% (1)	$65,642
TOTAL SHORT-TERM INVESTMENTS
(Cost $65,642)			$65,642

TOTAL INVESTMENTS IN SECURITIES: 109.5%
(Cost $553,214)			$575,525
Liabilities in Excess of Other Assets: (9.5)%			(49,849)
TOTAL NET ASSETS: 100.0%			$525,676

	Percentages are stated as a percent of net assets.
	*	Non-income producing security.
	(1)	Annualized seven-day yield as of May 31, 2015.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

ROTHSCHILD U.S. SMALL-CAP VALUE FUND

SCHEDULE OF INVESTMENTS at May 31, 2015 (Unaudited)

Shares		Fair Value
COMMON STOCKS: 83.8%
Aerospace & Defense: 2.4%
127	AAR Corp.	$3,752
147	Aerojet Rocketdyne Holdings, Inc. *	3,050
92	Moog, Inc. - Class A *	6,314
		13,116
Airlines: 0.7%
180	JetBlue Airways Corp. *	3,629
Auto Components: 1.3%
95	Cooper Tire & Rubber Co.	3,488
62	Cooper-Standard Holding, Inc. *	3,879
		7,367
Banks: 16.8%
95	Banner Corp.	4,277
302	BBCN Bancorp, Inc.	4,349
172	Boston Private Financial Holdings, Inc.	2,157
234	Cathay General Bancorp	7,072
25	Community Trust Bancorp, Inc.	819
167	First Interstate BancSystem, Inc.	4,549
208	FirstMerit Corp.	4,085
145	Flushing Financial Corp.	2,810
80	Hancock Holding Co.	2,330
147	Hanmi Financial Corp.	3,252
329	Investors Bancorp, Inc.	3,951
178	MB Financial, Inc.	5,735
314	Old National Bancorp	4,274
78	Pinnacle Financial Partners, Inc.	3,862
72	Prosperity Bancshares, Inc.	3,857
67	Simmons First National Corp. - Class A	2,884
186	State Bank Financial Corp.	3,809
137	TriCo Bancshares	3,231
385	Umpqua Holdings Corp.	6,772
192	United Community Banks, Inc.	3,677
217	Webster Financial Corp.	8,222
136	Wintrust Financial Corp.	6,814
		92,788
Biotechnology: 0.2%
206	Spectrum Pharmaceuticals, Inc. *	1,292
Capital Markets: 1.2%
121	Stifel Financial Corp. *	6,444

ROTHSCHILD U.S. SMALL-CAP VALUE FUND

SCHEDULE OF INVESTMENTS at May 31, 2015 (Unaudited) (continued)

Shares		Fair Value
Chemicals: 2.7%
151	A. Schulman, Inc.	$6,458
76	Minerals Technologies, Inc.	5,116
121	OM Group, Inc.	3,211
		14,785
Commercial Services & Supplies: 4.4%
129	ABM Industrials, Inc.	4,185
100	Deluxe Corp.	6,383
130	HNI Corp.	6,304
118	United Stationers, Inc.	4,583
118	Viad Corp.	3,167
		24,622
Communications Equipment: 2.5%
179	Calix, Inc. *	1,432
74	Plantronics, Inc.	4,083
484	Polycom, Inc. *	6,519
232	ShoreTel, Inc. *	1,596
		13,630
Construction & Engineering: 1.4%
169	EMCOR Group, Inc.	7,667
Containers & Packaging: 0.8%
318	Graphic Packaging Holding Co.	4,528
Diversified Consumer Services: 0.3%
28	Steiner Leisure Ltd. *	1,374
Diversified Telecommunication Services: 0.5%
289	Premiere Global Services, Inc. *	2,919
Electric Utilities: 1.5%
91	PNM Resources, Inc.	2,420
161	Portland General Electric Co.	5,628
		8,048
Electrical Equipment: 1.4%
112	EnerSys	7,464
Electronic Equipment, Instruments & Components: 3.7%
173	Insight Enterprises, Inc. *	5,074
36	Littelfuse, Inc.	3,481
218	Sanmina Corp. *	4,722
49	SYNNEX Corp.	4,051
238	Vishay Intertechnology, Inc.	3,099
		20,427

ROTHSCHILD U.S. SMALL-CAP VALUE FUND

SCHEDULE OF INVESTMENTS at May 31, 2015 (Unaudited) (continued)

Shares		Fair Value
Energy Equipment & Services: 1.1%
40	Bristow Group, Inc.	$2,320
201	Helix Energy Solutions Group, Inc. *	3,150
245	Parker Drilling Co. *	830
		6,300
Food & Staples Retailing: 0.9%
548	SUPERVALU, Inc. *	4,839
Food Products: 0.2%
14	Lancaster Colony Corp.	1,249
Health Care Equipment & Supplies: 5.4%
47	CONMED Corp.	2,610
127	Cynosure, Inc. - Class A *	4,534
150	Haemonetics Corp. *	6,198
56	ICU Medical, Inc. *	5,432
87	NuVasive, Inc. *	4,398
103	STERIS Corp.	6,884
		30,056
Health Care Providers & Services: 1.6%
89	HealthSouth Corp.	3,841
71	Molina Healthcare, Inc. *	5,165
		9,006
Hotels, Restaurants & Leisure: 3.7%
106	Marriott Vacations Worldwide Corp.	9,358
47	Red Robin Gourmet Burgers, Inc. *	3,919
149	Sonic Corp.	4,491
71	Texas Roadhouse, Inc.	2,486
		20,254
Insurance: 6.7%
237	American Equity Investment Life Holding Co.	6,022
79	Argo Group International Holdings Ltd.	4,159
465	CNO Financial Group, Inc.	8,370
164	Horace Mann Educators Corp.	5,645
30	Infinity Property & Casualty Corp.	2,170
318	Maiden Holdings Ltd.	4,446
39	Navigators Group, Inc. *	3,027
143	Symetra Financial Corp.	3,498
		37,337
Internet Software & Services: 0.8%
69	Stamps.com, Inc. *	4,643

ROTHSCHILD U.S. SMALL-CAP VALUE FUND

SCHEDULE OF INVESTMENTS at May 31, 2015 (Unaudited) (continued)

Shares		Fair Value
IT Services: 2.6%
285	Convergys Corp.	$7,077
463	Global Cash Access Holdings, Inc. *	3,579
141	NeuStar, Inc. - Class A *	3,852
		14,508
Life Sciences Tools & Services: 0.7%
55	Charles River Laboratories International, Inc. *	3,979
Machinery: 2.3%
103	Barnes Group, Inc.	4,147
204	Federal Signal Corp.	3,036
41	Hyster-Yale Materials Handling, Inc.	2,909
30	Standex International Corp.	2,400
		12,492
Metals & Mining: 0.7%
48	Kaiser Aluminum Corp.	3,894
Multiline Retail: 1.0%
126	Big Lots, Inc.	5,531
Multi-Utilities: 1.6%
119	Avista Corp.	3,808
106	Black Hills Corp.	5,065
		8,873
Oil, Gas & Consumable Fuels: 1.1%
129	Stone Energy Corp. *	1,752
98	Western Refining, Inc.	4,310
		6,062
Paper & Forest Products: 0.8%
73	Clearwater Paper Corp. *	4,381
Professional Services: 1.1%
86	CRA International, Inc. *	2,376
61	Huron Consulting Group, Inc. *	3,922
		6,298
Road & Rail: 0.7%
109	ArcBest Corp.	3,727
Semiconductors & Semiconductor Equipment: 1.3%
118	Microsemi Corp. *	4,294
57	Silicon Laboratories, Inc. *	3,160
		7,454

ROTHSCHILD U.S. SMALL-CAP VALUE FUND

SCHEDULE OF INVESTMENTS at May 31, 2015 (Unaudited) (continued)

Shares		Fair Value
Software: 1.7%
174	EnerNOC, Inc. *	$1,674
168	Take-Two Interactive Software, Inc. *	4,598
314	TiVo, Inc. *	3,306
		9,578
Specialty Retail: 3.4%
174	Caleres, Inc.	5,382
69	Children's Place, Inc.	4,512
206	Francesca's Holdings Corp. *	3,228
105	Haverty Furniture Cos., Inc.	2,206
216	Stage Stores, Inc.	3,497
		18,825
Technology Hardware, Storage & Peripherals: 0.8%
99	Electronics For Imaging, Inc. *	4,280
Textiles, Apparel & Luxury Goods: 0.7%
73	Columbia Sportswear Co.	4,092
Thrifts & Mortgage Finance: 0.6%
193	Provident Financial Services, Inc.	3,509
Trading Companies & Distributors: 0.5%
108	Aircastle Ltd.	2,620
TOTAL COMMON STOCKS
(Cost $453,123)		$463,887

REAL ESTATE INVESTMENT TRUSTS: 10.6%
108	AG Mortgage Investment Trust, Inc.	$2,035
58	Agree Realty Corp.	1,758
165	Apollo Commercial Real Estate Finance, Inc.	2,833
170	Apollo Residential Mortgage, Inc.	2,707
427	Cedar Realty Trust, Inc.	2,882
169	DCT Industrial Trust, Inc.	5,528
87	EPR Properties	5,017
158	GEO Group, Inc.	5,993
166	Highwoods Properties, Inc.	6,964
364	MFA Financial, Inc.	2,890
69	Potlatch Corp.	2,503
73	PS Business Parks, Inc.	5,336
250	RLJ Lodging Trust	7,558
54	Sovran Self Storage, Inc.	4,925
TOTAL REAL ESTATE INVESTMENT TRUSTS		$58,929
(Cost $61,951)

ROTHSCHILD U.S. SMALL-CAP VALUE FUND

SCHEDULE OF INVESTMENTS at May 31, 2015 (Unaudited) (continued)

Shares	Fair Value
EXCHANGE TRADED FUNDS: 2.5%
135	iShares Russell 2000 Value ETF	$13,736
TOTAL EXCHANGE TRADED FUNDS
(Cost $13,727)	$13,736

SHORT-TERM INVESTMENTS: 7.3%
Money Market Funds: 7.3%
40,307	Invesco Short-Term Investment Trust Treasury Portfolio, 0.01% (1)	$40,307
TOTAL SHORT-TERM INVESTMENTS
(Cost $40,307)	$40,307

TOTAL INVESTMENTS IN SECURITIES: 104.2%
(Cost $569,108)	$576,859
Liabilities in Excess of Other Assets: (4.2)%	(23,330)
TOTAL NET ASSETS: 100.0%	$553,529

Percentages are stated as a percent of net assets.
*	Non-income producing security.
(1)	Annualized seven-day yield as of May 31, 2015.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

ROTHSCHILD U.S. SMALL-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at May 31, 2015 (Unaudited)

Shares		Fair Value
COMMON STOCKS: 98.7%
Aerospace & Defense: 1.9%
467	Aerojet Rocketdyne Holdings, Inc. *	$9,690
148	Moog, Inc. - Class A *	10,157
		19,847
Air Freight & Logistics: 0.9%
189	Forward Air Corp.	9,803
Banks: 0.9%
234	Eagle Bancorp, Inc. *	9,311
Biotechnology: 9.0%
268	Acorda Therapeutics, Inc. *	8,169
278	AMAG Pharmaceuticals, Inc. *	19,343
322	Dyax Corp. *	8,482
274	Infinity Pharmaceuticals, Inc. *	3,551
158	Insys Therapeutics, Inc. *	9,417
407	Neurocrine Biosciences, Inc. *	17,851
305	Otonomy, Inc. *	7,479
81	Puma Biotechnology, Inc. *	15,831
1,012	Spectrum Pharmaceuticals, Inc. *	6,345
		96,468
Capital Markets: 1.1%
563	WisdomTree Investments, Inc.	12,026
Chemicals: 0.9%
256	PolyOne Corp.	9,956
Commercial Services & Supplies: 1.9%
322	Deluxe Corp.	20,553
Communications Equipment: 2.7%
733	Calix, Inc. *	5,864
992	Polycom, Inc. *	13,362
709	ShoreTel, Inc. *	4,878
602	Sonus Networks, Inc. *	4,714
		28,818
Distributors: 1.2%
189	Pool Corp.	12,527
Diversified Consumer Services: 1.1%
258	Sotheby's	11,566
Diversified Financial Services: 1.9%
231	MarketAxess Holdings, Inc.	20,432
Diversified Telecommunication Services: 0.6%
642	Premiere Global Services, Inc. *	6,484

ROTHSCHILD U.S. SMALL-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at May 31, 2015 (Unaudited) (continued)

Shares		Fair Value
Electrical Equipment: 0.8%
202	Generac Holdings, Inc. *	$8,440
Electronic Equipment, Instruments & Components: 1.3%
144	Littelfuse, Inc.	13,925
Energy Equipment & Services: 0.9%
298	U.S. Silica Holdings, Inc.	9,193
Food & Staples Retailing: 1.2%
148	Casey's General Stores, Inc.	12,904
Food Products: 1.1%
111	J&J Snack Foods Corp.	11,966
Health Care Equipment & Supplies: 9.3%
290	Alere, Inc. *	14,958
175	Align Technology, Inc. *	10,617
257	Cynosure, Inc. - Class A *	9,175
473	Endologix, Inc. *	7,895
399	Globus Medical, Inc. - Class A *	10,350
254	Haemonetics Corp. *	10,495
129	Inogen, Inc. *	4,822
258	NuVasive, Inc. *	13,042
281	STERIS Corp.	18,779
		100,133
Health Care Providers & Services: 2.8%
268	HealthSouth Corp.	11,567
256	Molina Healthcare, Inc. *	18,621
		30,188
Hotels, Restaurants & Leisure: 6.2%
263	Cheesecake Factory, Inc.	13,563
509	Krispy Kreme Doughnuts, Inc. *	8,852
521	Sonic Corp.	15,703
406	Texas Roadhouse, Inc.	14,218
133	Vail Resorts, Inc.	13,797
		66,133
Internet & Catalog Retail: 1.3%
294	Shutterfly, Inc. *	13,671
Internet Software & Services: 6.4%
378	Constant Contact, Inc. *	10,304
261	J2 Global, Inc.	17,333
276	LogMeIn, Inc. *	17,518
190	Stamps.com, Inc. *	12,785
458	Web.com Group, Inc. *	10,383
		68,323

ROTHSCHILD U.S. SMALL-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at May 31, 2015 (Unaudited) (continued)

Shares		Fair Value
IT Services: 5.9%
239	Cardtronics, Inc. *	$8,723
357	Euronet Worldwide, Inc. *	21,349
947	Global Cash Access Holdings, Inc. *	7,320
513	NeuStar, Inc. - Class A *	14,015
322	VeriFone Systems, Inc. *	12,291
		63,698
Life Sciences Tools & Services: 1.0%
167	PAREXEL International Corp. *	11,100
Machinery: 2.7%
667	Federal Signal Corp.	9,925
139	Tennant Co.	8,863
778	Wabash National Corp. *	10,534
		29,322
Metals & Mining: 0.8%
103	Kaiser Aluminum Corp.	8,356
Oil, Gas & Consumable Fuels: 0.9%
1,356	Abraxas Petroleum Corp. *	3,973
236	Rosetta Resources, Inc. *	5,513
		9,486
Pharmaceuticals: 4.2%
472	Aratana Therapeutics, Inc. *	6,405
450	Horizon Pharma PLC *	14,594
637	Nektar Therapeutics *	7,325
128	Pacira Pharmaceuticals, Inc. *	10,011
205	Phibro Animal Health Corp.	7,099
		45,434
Professional Services: 2.5%
128	CEB, Inc.	10,828
302	Insperity, Inc.	15,891
		26,719
Road & Rail: 0.9%
240	Saia, Inc. *	9,826
Semiconductors & Semiconductor Equipment: 3.2%
249	Microsemi Corp. *	9,061
177	Power Integrations, Inc.	8,985
374	Semtech Corp. *	7,989
142	Silicon Laboratories, Inc. *	7,872
		33,907

ROTHSCHILD U.S. SMALL-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at May 31, 2015 (Unaudited) (continued)

Shares		Fair Value
Software: 10.4%
406	Aspen Technology, Inc. *	$17,377
553	AVG Technologies NV *	13,560
134	CommVault Systems, Inc. *	5,954
623	EnerNOC, Inc. *	5,993
318	Manhattan Associates, Inc. *	17,442
66	MicroStrategy, Inc. - Class A *	11,615
310	Synchronoss Technologies, Inc. *	13,652
566	Take-Two Interactive Software, Inc. *	15,491
959	TiVo, Inc. *	10,098
		111,182
Specialty Retail: 6.4%
109	Children's Place, Inc.	7,129
453	Express, Inc. *	7,991
594	Francesca's Holdings Corp. *	9,308
158	Lithia Motors, Inc. - Class A	16,819
224	Outerwall, Inc.	17,172
765	Pier 1 Imports, Inc.	9,723
		68,142
Textiles, Apparel & Luxury Goods: 2.9%
308	G-III Apparel Group Ltd. *	17,513
373	Steven Madden, Ltd. *	14,092
		31,605
Trading Companies & Distributors: 1.5%
126	Watsco, Inc.	15,866
TOTAL COMMON STOCKS
(Cost $998,409)		$1,057,310

SHORT-TERM INVESTMENTS: 3.5%
Money Market Funds: 3.5%
38,004	Invesco Short-Term Investment Trust Treasury Portfolio, 0.01% (1)	$38,004
TOTAL SHORT-TERM INVESTMENTS
(Cost $38,004)		$38,004

ROTHSCHILD U.S. SMALL-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at May 31, 2015 (Unaudited) (continued)

Shares	Fair Value
TOTAL INVESTMENTS IN SECURITIES: 102.2%
(Cost $1,036,413)	$1,095,314
Liabilities in Excess of Other Assets: (2.2)%	(23,921)
TOTAL NET ASSETS: 100.0%	$1,071,393

Percentages are stated as a percent of net assets.
* Non-income producing security.
(1) Annualized seven-day yield as of May 31, 2015.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Rothschild Funds
STATEMENTS OF ASSETS AND LIABILITIES
May 31, 2015 (Unaudited)
	Rothschild	Rothschild	Rothschild
	U.S. Large-Cap Core Fund	U.S. Large-Cap Value Fund	U.S. Small/Mid- Cap Core Fund

Assets:
Investments, at value (cost $1,730,591, $528,864 and $553,798, respectively)	$1,745,092	$532,823	$585,952
Receivable for investments sold	10,414	6,270	1,147
Dividends and interest receivable	1,982	1,236	395
Receivable from Adviser	25,896	20,112	23,518
Other assets	1,980	1,980	1,666
Total Assets	1,785,364	562,421	612,678

Liabilities:
Payable for investments purchased	299,065	10,901	1,614
Due to custodian	418	396	87
Payable for distribution (Rule 12b-1) expenses	605	516	-
Accrued fund accounting fees	3,534	2,794	12,680
Accrued fund administration fees	3,506	2,155	20,443
Accrued custody fees	2,233	2,234	2,234
Accrued Trustee fees and expenses	66	66	108
Accrued service fees	242	207	-
Accrued transfer agent fees	13,871	11,109	11,978
Accrued expenses and other liabilities	27,691	25,268	27,544
Total Liabilities	351,231	55,646	76,688
Net Assets	$1,434,133	$506,775	$535,990

Net Assets Consist Of:
Paid in capital	$1,414,263	$500,000	$500,000
Accumulated undistributed net investment income	3,149	2,665	381
Accumulated undistributed net realized gain on investments	2,220	151	3,455
Net unrealized appreciation on investments	14,501	3,959	32,154
Total Net Assets	$1,434,133	$506,775	$535,990

Investor Class
Net Assets	$647,839	$506,775	N/A
Shares issued (Unlimited number of beneficial interest authorized, $0.01 par value)	62,728	50,000	N/A
Net asset value, redemption price and offering price per share	$10.33	$10.14	N/A
Institutional Class
Net Assets	$786,294	N/A	$535,990
Shares issued (Unlimited number of beneficial interest authorized, $0.01 par value)	76,086	N/A	50,000
Net asset value, redemption price and offering price per share	$10.33	N/A	$10.72

The accompanying notes are an integral part of these financial statements.

Rothschild Funds
STATEMENTS OF ASSETS AND LIABILITIES
May 31, 2015 (Unaudited)
	Rothschild	Rothschild	Rothschild
	U.S. Small-Cap Core Fund	U.S. Small-Cap Value Fund	U.S. Small-Cap Growth Fund

Assets:
Investments, at value (cost $553,214, $569,108 and $1,036,413, respectively)	$575,525	$576,859	$1,095,314
Receivable for capital shares sold	-	69	-
Receivable for investments sold	2,151	1,758	3,613
Dividends and interest receivable	332	488	392
Receivable from Adviser	23,731	19,731	19,051
Other assets	1,666	1,666	1,665
Total Assets	603,405	600,571	1,120,035

Liabilities:
Payable for investments purchased	1,616	3,326	3,325
Due to custodian	86	90	175
Payable for distribution (Rule 12b-1) expenses	-	-	1,088
Accrued fund accounting fees	12,859	2,794	2,794
Accrued fund administration fees	20,740	2,155	2,155
Accrued custody fees	2,234	2,234	2,234
Accrued Trustee fees and expenses	110	66	59
Accrued service fees	-	-	435
Accrued transfer agent fees	12,003	11,109	11,109
Accrued expenses and other liabilities	28,081	25,268	25,268
Total Liabilities	77,729	47,042	48,642
Net Assets	$525,676	$553,529	$1,071,393

Net Assets Consist Of:
Paid in capital	$500,000	$544,941	$1,004,326
Accumulated undistributed net investment income (loss)	808	1,242	(3,316)
Accumulated undistributed net realized gain (loss) on investments	2,557	(405)	11,482
Net unrealized appreciation on investments	22,311	7,751	58,901
Total Net Assets	$525,676	$553,529	$1,071,393

Investor Class
Net Assets	N/A	N/A	$1,071,393
Shares issued (Unlimited number of beneficial interest authorized, $0.01 par value)	N/A	N/A	100,433
Net asset value, redemption price and offering price per share	N/A	N/A	$10.67
Institutional Class
Net Assets	$525,676	$553,529	N/A
Shares issued (Unlimited number of beneficial interest authorized, $0.01 par value)	50,000	54,551	N/A
Net asset value, redemption price and offering price per share	$10.51	$10.15	N/A

The accompanying notes are an integral part of these financial statements.

Rothschild Funds
STATEMENTS OF OPERATIONS
For the Period Ended May 31, 2015* (Unaudited)
	Rothschild	Rothschild	Rothschild
	U.S. Large-Cap Core Fund	U.S. Large-Cap Value Fund	U.S. Small/Mid- Cap Core Fund

Investment Income:
Dividends from common stock (net of foreign taxes withheld of $14, $5 and $0, respectively)	$5,770	$4,726	$2,531
Interest	6	4	7
Total Investment Income	5,776	4,730	2,538

Expenses:
Investment advisory fees	1,507	1,136	1,834
Administration fees	3,506	2,155	20,443
Fund accounting fees	3,534	2,794	12,680
Transfer agent fees	13,871	11,109	11,978
Custody fees	2,233	2,234	2,234
Federal and state registration	11,753	9,330	11,171
Insurance expense	1,034	1,034	1,034
Audit fees	9,165	9,165	9,165
Compliance fees	3,240	3,240	3,240
Legal fees	3,724	3,724	3,724
Reports to shareholders	2,093	2,093	2,528
Trustee fees and expenses	1,999	1,999	2,042
Distribution expenses - Investor Class (See Note 3)	605	516	-
Service fees - Investor Class (See Note 3)	242	207	-
Other	2,360	2,360	2,360
Total Expenses	60,866	53,096	84,433
Expense Waiver (See Note 3)	(58,239)	(51,031)	(82,276)
Net expenses	2,627	2,065	2,157
Net Investment Income	$3,149	$2,665	$381

Realized and Unrealized Gain on Investments:
Net realized gain on investments	$2,220	$151	$3,455
Change in net unrealized appreciation on investments	14,501	3,959	32,154
Net realized and unrealized gain on investments	16,721	4,110	35,609
Net Increase in Net Assets Resulting from Operations	$19,870	$6,775	$35,990

* Fund commenced operations on Deember 31, 2014.

The accompanying notes are an integral part of these financial statements.

Rothschild Funds
STATEMENTS OF OPERATIONS
For the Period Ended May 31, 2015* (Unaudited)
	Rothschild	Rothschild	Rothschild
	U.S. Small-Cap Core Fund	U.S. Small-Cap Value Fund	U.S. Small-Cap Growth Fund

Investment Income:
Dividends from common stock	$2,940	$3,466	$2,122
Interest	8	4	3
Total Investment Income	2,948	3,470	2,125

Expenses:
Investment advisory fees	1,819	1,894	3,700
Administration fees	20,740	2,155	2,155
Fund accounting fees	12,859	2,794	2,794
Transfer agent fees	12,003	11,109	11,109
Custody fees	2,234	2,234	2,234
Federal and state registration	11,696	9,330	9,330
Insurance expense	1,034	1,034	1,034
Audit fees	9,165	9,165	9,165
Compliance fees	3,240	3,241	3,241
Legal fees	3,724	3,724	3,724
Reports to shareholders	2,540	2,093	2,093
Trustee fees and expenses	2,043	1,999	1,999
Distribution expenses - Investor Class (See Note 3)	-	-	1,088
Service fees - Investor Class (See Note 3)	-	-	435
Other	2,360	2,360	2,360
Total Expenses	85,457	53,132	56,461
Expense Waiver (See Note 3)	(83,317)	(50,904)	(51,020)
Net expenses	2,140	2,228	5,441
Net Investment Income (Loss)	$808	$1,242	$(3,316)

Realized and Unrealized Gain on Investments:
Net realized gain (loss) on investments	$2,557	$(405)	$11,482
Change in net unrealized appreciation on investments	22,311	7,751	58,901
Net realized and unrealized gain on investments	24,868	7,346	70,383
Net Increase in Net Assets Resulting from Operations	$25,676	$8,588	$67,067

* Fund commenced operations on December 31, 2014.

The accompanying notes are an integral part of these financial statements.

Rothschild U.S. Large-Cap Core Fund
STATEMENT OF CHANGES

Period Ended May 31, 2015 * (Unaudited)
Operations:
Net investment income	$3,149
Net realized gain on investment transactions	2,220
Change in net unrealized appreciation on investments	14,501
Net increase in net assets resulting from operations	19,870

Capital Share Transactions:
Proceeds from shares sold
Investor Class	635,284
Institutional Class	783,979
Cost of shares redeemed
Investor Class	(5,000)
Institutional Class	-
Net increase in net assets from capital share transactions	1,414,263

Net Increase in Net Assets	1,434,133
Net Assets:
Beginning of period	-
End of period	$1,434,133
Includes undistributed net investment income of:	$3,149

Changes in shares outstanding:
Investor Class:
Shares Sold	63,215
Reinvested dividends	-
Shares redeemed	(487)
Net increase in shares outstanding	62,728

Institutional Class:
Shares Sold	76,086
Reinvested dividends	-
Shares redeemed	-
Net increase in shares outstanding	76,086

* The investor class commenced operations on December 31, 2014, the institutional class commenced operations on March 20, 2015.

The accompanying notes are an integral part of these financial statements.

Rothschild U.S. Large-Cap Value Fund
STATEMENT OF CHANGES

Period Ended May 31, 2015 * (Unaudited)
Operations:
Net investment income	$2,665
Net realized gain on investment transactions	151
Change in net unrealized appreciation on investments	3,959
Net increase in net assets resulting from operations	6,775

Capital Share Transactions:
Proceeds from shares sold	500,000
Cost of shares redeemed	-
Net increase in net assets from capital share transactions	500,000

Net Increase in Net Assets	506,775
Net Assets:
Beginning of period	-
End of period	$506,775
Includes undistributed net investment income of:	$2,665

Changes in shares outstanding:
Investor Class:
Shares Sold	50,000
Reinvested dividends	-
Shares redeemed	-
Net increase in shares outstanding	50,000

* Fund commenced operations on December 31, 2014.

The accompanying notes are an integral part of these financial statements.

Rothschild U.S. Small/Mid-Cap Core Fund
STATEMENT OF CHANGES

Period Ended May 31, 2015 * (Unaudited)
Operations:
Net investment income	$381
Net realized gain on investment transactions	3,455
Change in net unrealized appreciation on investments	32,154
Net increase in net assets resulting from operations	35,990

Capital Share Transactions:
Proceeds from shares sold	500,000
Cost of shares redeemed	-
Net increase in net assets from capital share transactions	500,000

Net Increase in Net Assets	535,990
Net Assets:
Beginning of period	-
End of period	$535,990
Includes undistributed net investment income of:	$381

Changes in shares outstanding:
Institutional Class:
Shares Sold	50,000
Reinvested dividends	-
Shares redeemed	-
Net increase in shares outstanding	50,000

* Fund commenced operations on December 31, 2014.

The accompanying notes are an integral part of these financial statements.

Rothschild U.S. Small-Cap Core Fund
STATEMENT OF CHANGES

Period Ended May 31, 2015 * (Unaudited)
Operations:
Net investment income	$808
Net realized gain on investment transactions	2,557
Change in net unrealized appreciation on investments	22,311
Net increase in net assets resulting from operations	25,676

Capital Share Transactions:
Proceeds from shares sold	500,000
Cost of shares redeemed	-
Net increase in net assets from capital share transactions	500,000

Net Increase in Net Assets	525,676
Net Assets:
Beginning of period	-
End of period	$525,676
Includes undistributed net investment income of:	$808

Changes in shares outstanding:
Institutional Class:
Shares Sold	50,000
Reinvested dividends	-
Shares redeemed	-
Net increase in shares outstanding	50,000

* Fund commenced operations on December 31, 2014.

The accompanying notes are an integral part of these financial statements.

Rothschild U.S. Small-Cap Value Fund
STATEMENT OF CHANGES

Period Ended May 31, 2015 * (Unaudited)
Operations:
Net investment income	$1,242
Net realized loss on investment transactions	(405)
Change in net unrealized appreciation on investments	7,751
Net increase in net assets resulting from operations	8,588

Capital Share Transactions:
Proceeds from shares sold	550,292
Cost of shares redeemed	(5,351)
Net increase in net assets from capital share transactions	544,941

Net Increase in Net Assets	553,529
Net Assets:
Beginning of period	-
End of period	$553,529
Includes undistributed net investment income of:	$1,242

Changes in shares outstanding:
Institutional Class:
Shares Sold	55,065
Reinvested dividends	-
Shares redeemed	(514)
Net increase in shares outstanding	54,551

* Fund commenced operations on December 31, 2014.

The accompanying notes are an integral part of these financial statements.

Rothschild U.S. Small-Cap Growth Fund
STATEMENT OF CHANGES

Period Ended May 31, 2015 * (Unaudited)
Operations:
Net investment loss	$(3,316)
Net realized gain on investment transactions	11,482
Change in net unrealized appreciation on investments	58,901
Net increase in net assets resulting from operations	67,067

Capital Share Transactions:
Proceeds from shares sold	1,004,326
Cost of shares redeemed	-
Net increase in net assets from capital share transactions	1,004,326

Net Increase in Net Assets	1,071,393
Net Assets:
Beginning of period	-
End of period	$1,071,393
Includes undistributed net investment loss of:	$(3,316)

Changes in shares outstanding:
Investor Class:
Shares Sold	100,433
Reinvested dividends	-
Shares redeemed	-
Net increase in shares outstanding	100,433

* Fund commenced operations on December 31, 2014.

The accompanying notes are an integral part of these financial statements.

Rothschild U.S. Large-Cap Core Fund - Investor Class

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

	Period Ended
	May 31, 2015(1)
	(Unaudited)

Net asset value, beginning of period	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (2)	0.05
Net realized and unrealized gain on investments	0.28
Total from investment operations	0.33

LESS DISTRIBUTIONS:
From net investment income	-
From net realized gain	-
Total distributions	-
Net asset value, end of period	$10.33

Total return	3.30%	(3)

RATIO/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$647.8

Ratio of expenses to average net assets:
Expenses before fees waived	22.42%	(4)
Expenses after fees waived	1.00%	(4)

Ratio of net investment income (loss) to average net assets:
Income before fees waived	(20.29)%	(4)
Income after fees waived	1.13%	(4)

Portfolio turnover rate	23%	(3)

(1) The Fund commenced operations on December 31, 2014.
(2) Calculated using the average shares outstanding method.
(3) Not annualized.
(4) Annualized.

The accompanying notes are an integral part of these financial statements.

Rothschild U.S. Large-Cap Core Fund - Institutional Class

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

	Period Ended
	May 31, 2015(1)
	(Unaudited)

Net asset value, beginning of period	$10.26

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (2)	0.03
Net realized and unrealized gain on investments	0.04
Total from investment operations	0.07

LESS DISTRIBUTIONS:
From net investment income	-
From net realized gain	-
Total distributions	-
Net asset value, end of period	$10.33

Total return	0.68%	(3)

RATIO/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$786.3

Ratio of expenses to average net assets:
Expenses before fees waived	20.37%	(4)
Expenses after fees waived	0.65%	(4)

Ratio of net investment income (loss) to average net assets:
Income before fees waived	(18.42)%	(4)
Income after fees waived	1.30%	(4)

Portfolio turnover rate	23%	(3)(5)

(1) The Fund commenced operations on March 20, 2015.
(2) Calculated using the average shares outstanding method.
(3) Not annualized.
(4) Annualized.
(5) Portfolio turnover rate is calculated at the total fund level.

The accompanying notes are an integral part of these financial statements.

Rothschild U.S. Large-Cap Value Fund - Investor Class

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

	Period Ended
	May 31, 2015(1)
	(Unaudited)

Net asset value, beginning of period	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (2)	0.05
Net realized and unrealized gain on investments	0.09
Total from investment operations	0.14

LESS DISTRIBUTIONS:
From net investment income	-
From net realized gain	-
Total distributions	-
Net asset value, end of period	$10.14

Total return	1.40%	(3)

RATIO/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$506.8

Ratio of expenses to average net assets:
Expenses before fees waived	25.72%	(4)
Expenses after fees waived	1.00%	(4)

Ratio of net investment income (loss) to average net assets:
Income before fees waived	(23.43)%	(4)
Income after fees waived	1.29%	(4)

Portfolio turnover rate	25%	(3)

(1) Fund commenced operations on December 31, 2014.
(2) Calculated using the average shares outstanding method.
(3) Not annualized.
(4) Annualized.

The accompanying notes are an integral part of these financial statements.

Rothschild U.S. Small/Mid-Cap Core Fund - Institutional Class

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

	Period Ended
	May 31, 2015(1)
	(Unaudited)

Net asset value, beginning of period	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (2)	0.01
Net realized and unrealized gain on investments	0.71
Total from investment operations	0.72

LESS DISTRIBUTIONS:
From net investment income	-
From net realized gain	-
Total distributions	-
Net asset value, end of period	$10.72

Total return	7.20%	(3)

RATIO/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$536.0

Ratio of expenses to average net assets:
Expenses before fees waived	39.14%	(4)
Expenses after fees waived	1.00%	(4)

Ratio of net investment income (loss) to average net assets:
Income before fees waived	(37.96)%	(4)
Income after fees waived	0.18%	(4)

Portfolio turnover rate	15%	(3)

(1) Fund commenced operations on December 31, 2014.
(2) Calculated using the average shares outstanding method.
(3) Not annualized.
(4) Annualized.

The accompanying notes are an integral part of these financial statements.

Rothschild U.S. Small-Cap Core Fund - Institutional Class

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

	Period Ended
	May 31, 2015(1)
	(Unaudited)

Net asset value, beginning of period	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (2)	0.02
Net realized and unrealized gain on investments	0.49
Total from investment operations	0.51

LESS DISTRIBUTIONS:
From net investment income	-
From net realized gain	-
Total distributions	-
Net asset value, end of period	$10.51

Total return	5.10%	(3)

RATIO/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$525.7

Ratio of expenses to average net assets:
Expenses before fees waived	39.94%	(4)
Expenses after fees waived	1.00%	(4)

Ratio of net investment income (loss) to average net assets:
Income before fees waived	(38.56)%	(4)
Income after fees waived	0.38%	(4)

Portfolio turnover rate	13%	(3)

(1) Fund commenced operations on December 31, 2014.
(2) Calculated using the average shares outstanding method.
(3) Not annualized.
(4) Annualized.

The accompanying notes are an integral part of these financial statements.

Rothschild U.S. Small-Cap Value Fund - Institutional Class

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

	Period Ended
	May 31, 2015(1)
	(Unaudited)

Net asset value, beginning of period	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (2)	0.02
Net realized and unrealized gain on investments	0.13
Total from investment operations	0.15

LESS DISTRIBUTIONS:
From net investment income	-
From net realized gain	-
Total distributions	-
Net asset value, end of period	$10.15

Total return	1.50%	(3)

RATIO/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$553.5

Ratio of expenses to average net assets:
Expenses before fees waived	23.84%	(4)
Expenses after fees waived	1.00%	(4)

Ratio of net investment income (loss) to average net assets:
Income before fees waived	(22.28)%	(4)
Income after fees waived	0.56%	(4)

Portfolio turnover rate	12%	(3)

(1) Fund commenced operations on December 31, 2014.
(2) Calculated using the average shares outstanding method.
(3) Not annualized.
(4) Annualized.

The accompanying notes are an integral part of these financial statements.

Rothschild U.S Small-Cap Growth Fund - Investor Class

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

	Period Ended
	May 31, 2015(1)
	(Unaudited)

Net asset value, beginning of period	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (2)	(0.03)
Net realized and unrealized gain on investments	0.70
Total from investment operations	0.67

LESS DISTRIBUTIONS:
From net investment income	-
From net realized gain	-
Total distributions	-
Net asset value, end of period	$10.67

Total return	6.70%	(3)

RATIO/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$1,071.4

Ratio of expenses to average net assets:
Expenses before fees waived	12.97%	(4)
Expenses after fees waived	1.25%	(4)

Ratio of net investment income (loss) to average net assets:
Income before fees waived	(12.48)%	(4)
Income after fees waived	(0.76)%	(4)

Portfolio turnover rate	17%	(3)

(1) Fund commenced operations on December 31, 2014.
(2) Calculated using the average shares outstanding method.
(3) Not annualized.
(4) Annualized.

The accompanying notes are an integral part of these financial statements.

Rothschild Funds
NOTES TO FINANCIAL STATEMENTS
May 31, 2015 (Unaudited)

NOTE 1 – ORGANIZATION

 The Rothschild U.S. Large-Cap Core Fund, Rothschild U.S. Large-Cap Value Fund, Rothschild U.S. Small/Mid-Cap Core Fund, Rothschild U.S. Small-Cap Core Fund, Rothschild U.S. Small-Cap Value Fund and Rothschild U.S. Small-Cap Growth Fund collectively (the “Funds”) are diversified series of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end investment management company.

The Funds have two classes of shares: Investor and Institutional, but currently do not offer all classes.  Both classes of shares hold equal rights as to earnings and assets with the Investor Class shares bearing shareholder service fees and 12b-1 expenses.  Each class of shares has exclusive voting rights with respect to matters affecting that individual class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.  The following table indicates each Funds’ investment objective and inception dates for each of the Funds’ available share classes:

		Inception -	Inception -
Fund	Investment Objective	Investor Class	Institutional Class
Rothschild U.S. Large-Cap Core Fund	Long-term capital appreciation	12/31/2014	3/20/2015

Rothschild U.S. Large-Cap Value Fund	Long-term capital appreciation	12/31/2014	N/A

Rothschild U.S. Small/Mid-Cap Core Fund	Long-term capital appreciation	N/A	12/31/2014

Rothschild U.S. Small-Cap Core Fund	Long-term capital appreciation	N/A	12/31/2014

Rothschild U.S. Small-Cap Value Fund	Long-term capital appreciation	N/A	12/31/2014

Rothschild U.S. Small-Cap Growth Fund	Long-term capital appreciation	12/31/2014	N/A

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (U.S GAAP).

A.
Security Valuation. All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Valuation Committee. When a security is “fair valued,”

Rothschild Funds
NOTES TO FINANCIAL STATEMENTS
May 31, 2015 (Unaudited)

consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board of Trustees. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of May 31, 2015. See the Schedules of Investments for industry breakouts:

Rothschild U.S. Large-Cap Core Fund
Description	Level 1	Level 2	Level 3	Total
Investments at fair value
Common Stocks	$1,386,769	$-	$-	$1,386,769
Real Estate Investment Trusts	16,053	-	-	16,053
Short-Term Investments	342,270	-	-	342,270
Total Investments in Securities	$1,745,092	$-	$-	$1,745,092

The Fund did not invest in Level 3 securities nor have transfers into or out of Level 1 or Level 2 securities during the period.  The basis for recognizing and valuing transfers is as of the end of the period in which the transfers occur.

Rothschild Funds
NOTES TO FINANCIAL STATEMENTS
May 31, 2015 (Unaudited)

Rothschild U.S. Large-Cap Value Fund
Description	Level 1	Level 2	Level 3	Total
Investments at fair value
Common Stocks	$476,943	$-	$-	$476,943
Real Estate Investment Trusts	20,832	-	-	20,832
Short-Term Investments	35,048	-	-	35,048
Total Investments in Securities	$532,823	$-	$-	$532,823

The Fund did not invest in Level 3 securities or have transfers into or out of Level 1 or Level 2 securities during the period.  The basis for recognizing and valuing transfers is as of the end of the period in which the transfers occur.

Rothschild U.S. Small/Mid-Cap Core Fund
Description	Level 1	Level 2	Level 3	Total
Investments at fair value
Common Stocks	$494,695	$-	$-	$494,695
Real Estate Investment Trusts	29,118	-	-	29,118
Short-Term Investments	62,139	-	-	62,139
Total Investments in Securities	$585,952	$-	$-	$585,952

The Fund did not invest in Level 3 securities or have transfers into or out of Level 1 or Level 2 securities during the period.  The basis for recognizing and valuing transfers is as of the end of the period in which the transfers occur.

Rothschild U.S. Small-Cap Core Fund
Description	Level 1	Level 2	Level 3	Total
Investments at fair value
Common Stocks	$474,488	$-	$-	$474,488
Real Estate Investment Trusts	35,395	-	-	35,395
Short-Term Investments	65,642	-	-	65,642
Total Investments in Securities	$575,525	$-	$-	$575,525

The Fund did not invest in Level 3 securities or have transfers into or out of Level 1 or Level 2 securities during the period.  The basis for recognizing and valuing transfers is as of the end of the period in which the transfers occur.

Rothschild U.S. Small-Cap Value Fund
Description	Level 1	Level 2	Level 3	Total
Investments at fair value
Common Stocks	$463,887	$-	$-	$463,887
Real Estate Investment Trusts	58,929	-	-	58,929
Exchange Traded Funds	13,736	-	-	13,736
Short-Term Investments	40,307	-	-	40,307
Total Investments in Securities	$576,859	$-	$-	$576,859

The Fund did not invest in Level 3 securities or have transfers into or out of Level 1 or Level 2 securities during the period.  The basis for recognizing and valuing transfers is as of the end of the period in which the transfers occur.

Rothschild Funds
NOTES TO FINANCIAL STATEMENTS
May 31, 2015 (Unaudited)

Rothschild U.S. Small-Cap Growth Fund
Description	Level 1	Level 2	Level 3	Total
Investments at fair value
Common Stocks	$1,057,310	$-	$-	$1,057,310
Short-Term Investments	38,004	-	-	38,004
Total Investments in Securities	$1,095,314	$-	$-	$1,095,314

The Fund did not invest in Level 3 securities or have transfers into or out of Level 1 or Level 2 securities during the period.  The basis for recognizing and valuing transfers is as of the end of the period in which the transfers occur.

B.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate the portions of gains or losses resulting from fluctuations of foreign currency exchange rates. Such fluctuations are included with the net realized and unrealized gains or losses.

C.
Federal Income Taxes. The Funds have elected to be taxed as a “regulated investment company” and intend to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Funds intend to declare each year as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.  Net capital losses incurred after October 31, within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

As of May 31, 2015, the Funds did not have post-October losses or capital loss carry-forwards.

The Funds recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the tax positions of the Funds, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Funds’ 2015 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal and the Commonwealth of Massachusetts; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the twelve months.

D.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted / amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

E.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Funds normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

Rothschild Funds
NOTES TO FINANCIAL STATEMENTS
May 31, 2015 (Unaudited)

F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

G.
Share Valuation. The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by the Funds, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for the Funds is equal to the Funds’ net asset value per share. The Funds charge a 1.00% redemption fee on shares held less than 30 days. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Funds will retain the fee charged as paid-in capital and such fees become part of that Funds’ daily NAV calculation.

H.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

I.
Subsequent Events. In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.  The Funds have determined that there are no subsequent events that would need to be disclosed in the Funds’ financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Rothschild Asset Management Inc. (the “Adviser”) provides the Funds with investment management services under an Investment Advisory Agreement (the “Agreement”). Under the Agreement, the Adviser furnishes all investment advice, office space, certain administrative services, and provides most of the personnel needed by the Funds. As compensation for its services, the Adviser is entitled to a monthly fee based upon the average daily net assets of each Fund, at annual rates of:

Rothschild U.S. Large-Cap Core Fund	Rothschild U.S. Large-Cap Value Fund	Rothschild U.S. Small/Mid-Cap Core Fund	Rothschild U.S. Small-Cap Core Fund	Rothschild U.S. Small-Cap Value Fund	Rothschild U.S. Small-Cap Growth Fund
0.55%	0.55%	0.85%	0.85%	0.85%	0.85%

Fees paid by the Funds for Advisory services for the period ended May 31, 2015, are disclosed in the Statement of Operations.

The Adviser has contractually agreed to waive its advisory fee and/or reimburse the Funds’ other expenses, including organization expenses, to the extent necessary to ensure that the Funds’ total operating expenses (exclusive of interest, taxes, brokerage commissions, dividends and interest on short positions, and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items) do not exceed the following rates, based on each Fund’s average daily net assets:

Rothschild Funds
NOTES TO FINANCIAL STATEMENTS
May 31, 2015 (Unaudited)

Rothschild U.S. Large- Cap Core Fund - Investor Class	Rothschild U.S. Large- Cap Core Fund - Institutional Class	Rothschild U.S. Large- Cap Value Fund – Investor	Rothschild U.S. Small/Mid- Cap Core Fund – Institutional Class	Rothschild U.S. Small- Cap Core Fund – Institutional Class	Rothschild U.S. Small- Cap Value Fund – Institutional Class	Rothschild U.S. Small- Cap Growth Fund – Investor Class
1.00%	0.65%	1.00%	1.00%	1.00%	1.00%	1.25%

The contract’s term is indefinite.  As of May 31, 2015, the cumulative unreimbursed amounts paid and/or waived by the Adviser on behalf of the Funds was as follows:

Expires	Rothschild U.S. Large-Cap Core Fund	Rothschild U.S. Large-Cap Value Fund	Rothschild U.S. Small/Mid-Cap Core Fund	Rothschild U.S. Small-Cap Core Fund	Rothschild U.S. Small-Cap Value Fund	Rothschild U.S. Small-Cap Growth Fund
11/30/2018	$58,239	$51,031	$82,276	$83,317	$50,904	$51,020

The Funds must pay their current ordinary operating expenses before the Adviser is entitled to any reimbursement. Any such reimbursement is also contingent upon Board of Trustees review and approval.

U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect and wholly owned subsidiary of U.S. Bancorp, serves as the Funds’ Administrator (the “Administrator”) and, in that capacity, performs various administrative and accounting services for the Funds. USBFS also serves as the Funds’ fund accountant, transfer agent, dividend disbursing agent and registrar. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of Funds’ expenses and reviews the Funds’ expense accruals.

The Officers of the Trust and the Chief Compliance Officer are also employees of the Administrator.  As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Funds.  Fees paid by the Funds for Administration and Chief Compliance Officer services for the period ended May 31, 2015, are disclosed in the Statement of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  U.S. Bank, N.A. serves as custodian (the “Custodian”) to the Funds. Both the Distributor and Custodian are affiliates of the Administrator.

Pursuant to a Shareholder Servicing Plan adopted by the Trust established by the Funds with respect to Investor Class shares of the Funds, the Adviser is authorized to provide, or arrange for others to provide personal shareholder services relating to the servicing and maintenance of shareholder accounts not otherwise provided to the Funds (“Shareholder Servicing Activities”). As compensation for the Shareholder Servicing Activities, each Fund pays the Adviser a fee of up to 0.10% of each Fund’s Investor Class shares’ average daily net assets of the shares owned by investors for which the shareholder servicing agent maintains a servicing relationship.

The Funds’ Investor Class has adopted a 12b-1 Distribution Plan (the “12b-1 Plan”) in accordance with Rule 12b-1 under the 1940 Act. The 12b-1 Plan provides that the Funds’ Investor Class shares may pay a fee to the Distributor of up to 0.25% of the average daily net assets of the Investor Class to reimburse the Funds’ Investor Class shares.  Expenses incurred by the Funds under the 12b-1 Plan for the period ended May 31, 2015 are disclosed in the Statement of Operations.

Rothschild Funds
NOTES TO FINANCIAL STATEMENTS
May 31, 2015 (Unaudited)

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the period ended May 31, 2015, the cost of purchases of securities, excluding short-term securities, and the proceeds from sales of securities, excluding short-term securities, for the Funds were as follows:

	Rothschild U.S. Large-Cap Core Fund	Rothschild U.S. Large-Cap Value Fund	Rothschild U.S. Small/Mid-Cap Core Fund	Rothschild U.S. Small-Cap Core Fund	Rothschild U.S. Small-Cap Value Fund	Rothschild U.S. Small-Cap Growth Fund
Purchases	$1,549,978	$604,455	$562,748	$548,669	$594,775	$1,160,889
Sales	163,877	118,833	74,544	63,655	65,568	173,830

There were no reportable purchases or sales of U.S. Government obligations for the period ended May 31, 2015.

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

The Funds did not make distributions to shareholders during the period ended May 31, 2015.

Rothschild Funds

EXPENSE EXAMPLE   For the Period Ended May 31, 2015 (Unaudited)

As a shareholder of the Funds you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions and exchange fees; and (2) ongoing costs, including investment advisory fees, distribution (12b-1) and service fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 31, 2014 through May 31, 2015, and March 20, 2015 through May 31, 2015 for the Rothschild U.S. Large-Cap Core Fund - Institutional Class).

Actual Expenses

The first line of the tables below provides information about actual account values based on actual returns and actual expenses.  You will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  If you request that a redemption be made by wire transfer, currently, the Funds' transfer agent charges a $15.00 fee.  Individual Retirement Accounts ("IRA") will be charged a $15.00 annual maintenance fee.  To the extent the Funds invest in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds.  Actual expenses of the underlying funds may vary.  These expenses are not included in the examples below.  The examples below include, but are not limited to, investment advisory, fund accounting, custody and transfer agent fees.  However, the examples below do not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6).  Then, multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example For Comparison Purposes

     The second line of the tables below provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds to other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactions costs, such as redemption fees or exchange fees. Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactions costs were included, our costs would have been higher.

Rothschild Funds

EXPENSE EXAMPLE   For the Period Ended May 31, 2015 (Unaudited)

	Beginning	Ending	Expenses Paid
Rothschild U.S. Large-Cap Core Fund – Investor	Account Value	Account Value	During the
Class	December 31, 2014 *	May 31, 2015	Period
Actual	$1,000.00	$1,033.00	$4.21	**
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.95	$5.04	***

* Commencement of operations.
** The expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 151/365 to reflect the most recent period.
*** The expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the most recent six month period.

	Beginning	Ending	Expenses Paid
Rothschild U.S. Large-Cap Core Fund –	Account Value	Account Value	During the
Institutional Class	March 20, 2015 *	May 31, 2015	Period
Actual	$1,000.00	$1,006.80	$1.29	**
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.69	$3.28	***

* Commencement of operations.
** The expenses are equal to the Fund's annualized expense ratio of 0.65%, multiplied by the average account value over the period, multiplied by 72/365 to reflect the most recent period.
*** The expenses are equal to the Fund's annualized expense ratio of 0.65%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the most recent six month period.

	Beginning	Ending	Expenses Paid
Rothschild U.S. Large-Cap Value Fund – Investor	Account Value	Account Value	During the
Class	December 31, 2014 *	May 31, 2015	Period
Actual	$1,000.00	$1,014.00	$4.17	**
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.95	$5.04	***

* Commencement of operations.
** The expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 151/365 to reflect the most recent period.
*** The expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the most recent six month period.

	Beginning	Ending	Expenses Paid
Rothschild U.S. Small/Mid-Cap Core Fund –	Account Value	Account Value	During the
Institutional Class	December 31, 2014 *	May 31, 2015	Period
Actual	$1,000.00	$1,072.00	$4.29	**
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.95	$5.04	***

* Commencement of operations.
** The expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 151/365 to reflect the most recent period.
*** The expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the most recent six month period.

Rothschild Funds

EXPENSE EXAMPLE   For the Period Ended May 31, 2015 (Unaudited)

	Beginning	Ending	Expenses Paid
Rothschild U.S. Small-Cap Core Fund –	Account Value	Account Value	During the
Institutional Class	December 31, 2014 *	May 31, 2015	Period
Actual	$1,000.00	$1,051.00	$4.24	**
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.95	$5.04	***

* Commencement of operations.
** The expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 151/365 to reflect the most recent period.
*** The expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the most recent six month period.

	Beginning	Ending	Expenses Paid
Rothschild U.S. Small-Cap Value Fund –	Account Value	Account Value	During the
Institutional Class	December 31, 2014 *	May 31, 2015	Period
Actual	$1,000.00	$1,015.00	$4.17	**
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.95	$5.04	***

* Commencement of operations.
** The expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 151/365 to reflect the most recent period.
*** The expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the most recent six month period.

	Beginning	Ending	Expenses Paid
Rothschild U.S. Small-Cap Growth Fund –	Account Value	Account Value	During the
Investor Class	December 31, 2014 *	May 31, 2015	Period
Actual	$1,000.00	$1,067.00	$5.34	**
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.70	$6.29	***

* Commencement of operations.
** The expenses are equal to the Fund's annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 151/365 to reflect the most recent period.
*** The expenses are equal to the Fund's annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the most recent six month period.

ROTHSCHILD U.S. LARGE-CAP CORE FUND
ROTHSCHILD U.S. LARGE-CAP VALUE FUND
ROTHSCHILD U.S. SMALL/MID-CAP CORE FUND
ROTHSCHILD U.S. SMALL-CAP CORE FUND
ROTHSCHILD U.S. SMALL-CAP VALUE FUND
ROTHSCHILD U.S. SMALL-CAP GROWTH FUND

Approval of Investment Advisory Agreement (Unaudited)

At meetings held on November 17-18, 2014, the Board (which is comprised of five persons all of whom are Independent Trustees as defined under the Investment Company Act of 1940) considered the initial approval of an Investment Advisory Agreement (the “Advisory Agreement”) for the Rothschild U.S. Large-Cap Core Fund, Rothschild U.S. Large-Cap Value Fund, Rothschild U.S. Small/Mid-Cap Core Fund, Rothschild U.S. Small-Cap Core Fund, Rothschild U.S. Small-Cap Value Fund, and Rothschild U.S. Small-Cap Growth Fund (the “Funds”), each a new series of Professionally Managed Portfolios, with Rothschild Asset Management Inc. (the “Adviser”).  At the meetings, the Board received and reviewed substantial information regarding the Funds, the Adviser and the services to be provided by the Adviser to the Funds under the Advisory Agreement.  This information formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s initial approval of the Advisory Agreement:

1.           The nature, extent and quality of the services provided and to be provided by the Adviser under the Advisory Agreement.  The Trustees discussed the nature, extent and quality of the Adviser’s overall services to be provided to the Funds as well as its specific responsibilities in all aspects of the day-to-day management of each Fund.  The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel at the Adviser that would be involved in the day-to-day activities of the Funds.  The Board reviewed the proposed services the Adviser would provide to each Fund, noting to what degree those services extended beyond portfolio management and the receipt of any additional fees by the Adviser or its affiliates.  The Board also considered the structure of the Adviser’s compliance procedures and the trading capability of the Adviser.  After reviewing the Adviser’s compliance policies and procedures, the Board concluded that the policies and procedures were reasonably designed to prevent a violation of the federal securities laws.  The Board then concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the proposed Advisory Agreement and that, in the Board’s view, the nature, overall quality, and extent of the management services to be provided would be satisfactory.

2.           The Funds’ historical performance and the overall performance of the Adviser.  As the Funds were newly created, the Board was unable to review the performance of the Funds.  The Board did consider the performance history of the Adviser with respect to similarly-managed separate accounts.

3.           Costs of Services Provided and Profits Realized by the Adviser.  In considering the proposed advisory fee and total fees and expenses of the Funds, the Board reviewed comparisons to their peer funds as determined by Morningstar and similarly managed separate accounts for other types of clients advised by the Adviser, as well as all expense waivers and reimbursements. The Trustees noted that the Adviser had contractually agreed to maintain certain annual expense ratios for each of the Funds.  The Trustees also took into consideration the services the Adviser provided to its institutional and separately managed account clients, comparing the fees charged for those management services to the fees charged to the Funds.  The Trustees found that the fees charged to Funds were in line with the fees charged by the Adviser to its separately managed account clients.

For the Rothschild U.S. Large-Cap Core Fund, the Board noted that the proposed advisory fee was 0.55%% of the average daily net assets, while the net expense ratio the Adviser had contractually agreed to maintain was 0.65% for the Institutional Class and 1.00% for the Investor Class.  The Trustees also noted that the proposed advisory fee and net expense ratio were below its category peer group median.

For the Rothschild U.S. Large-Cap Value Fund, the Board noted that the proposed advisory fee was 0.55%% of the average daily net assets, while the net expense ratio the Adviser had contractually agreed to maintain was 0.65% for the Institutional Class and 1.00% for the Investor Class.  The Trustees also noted that the proposed advisory fee and net expense ratio were below its category peer group median.

For the Rothschild U.S. Small/Mid-Cap Core Fund, the Board noted that the proposed advisory fee was 0.85%% of the average daily net assets, while the net expense ratio the Adviser had contractually agreed to maintain was 1.00% for the Institutional Class and 1.35% for the Investor Class.  The Trustees also noted that the proposed advisory fee was in line with its category peer group median, while proposed net expense ratio was below its category peer group median.

For the Rothschild U.S. Small-Cap Core Fund, the Board noted that the proposed advisory fee was 0.85%% of the average daily net assets, while the net expense ratio the Adviser had contractually agreed to maintain was 1.00% for the Institutional Class and 1.35% for the Investor Class.  The Trustees also noted that the proposed advisory fee and net expense ratio were below its category peer group median.

For the Rothschild U.S. Small-Cap Value Fund, the Board noted that the proposed advisory fee was 0.85%% of the average daily net assets, while the net expense ratio the Adviser had contractually agreed to maintain was 1.00% for the Institutional Class and 1.35% for the Investor Class.  The Trustees also noted that the proposed advisory fee was in line with its category peer group median, while proposed net expense ratio was below its category peer group median.

For the Rothschild U.S. Small-Cap Growth Fund, the Board noted that the proposed advisory fee was 0.85%% of the average daily net assets, while the net expense ratio the Adviser had contractually agreed to maintain was 0.90% for the Institutional Class and 1.25% for the Investor Class.  The Trustees also noted that the proposed advisory fee and net expense ratio were below its category peer group median.

The Board concluded that the fees to be received by the Adviser were fair and reasonable.

4.           Economies of Scale.  The Board also considered that economies of scale could be expected to be realized by the Adviser as the assets of each Fund grow.  The Board noted that the Adviser has contractually agreed to reduce its advisory fees or reimburse expenses so that each Fund does not exceed its specified expense limitation.  The Board concluded that there were no effective economies of scale to be shared with the Funds at current asset levels, as they had yet to commence operations, but would revisit this issue in the future as circumstances changed and asset levels increased.

5.           The profits to be realized by the Adviser and its affiliates from their relationship with the Funds.  The Trustees discussed the likely overall profitability of the Adviser from managing the new Funds.  In assessing possible profitability, the Trustees reviewed the Adviser’s financial information and took into account both the likely direct and indirect benefits to the Adviser from advising the Funds, including 12b-1 distribution fees for Investor Class shares of the Fund.  The Trustees concluded that the Adviser’s profit from managing the Funds would likely not be excessive and, after review of relevant financial information, the Adviser would have adequate capitalization and/or would maintain adequate profit levels to support the Funds.

No single factor was determinative of the Board’s decision to approve the Advisory Agreement, but rather, the Board based its determination on the total mix of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Adviser, including the advisory fees, were fair and reasonable.  The Board therefore determined that the Advisory Agreement would be in the best interests of the Funds and their shareholders.

Rothschild Funds

ADDITIONAL INFORMATION (Unaudited)

Information About Proxy Voting

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free at (844) RAM-FUND (1-844-726-3863) or by accessing the SEC’s website at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free (844) RAM-FUND     (1-844-726-3863) or by accessing the SEC’s website at www.sec.gov.

Information About Portfolio Holdings

The Funds file their complete schedules of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q.  The Funds’ Form N-Q is available without charge, upon request, by calling toll-free at (844) RAM-FUND (1-844-726-3863).  Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov.  The Funds’ Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.  The Funds post their portfolio holdings on their website at www.rothschild.com/raminc/usfunds within 60 business days after fiscal quarter end.

Householding

In an effort to conserve resources, the Funds intend to reduce the number of duplicate Prospectuses and Annual and Semi-Annual Reports you receive by sending only one copy of each to addresses where we reasonably believe two or more account are from the same family.  If you would like to discontinue householding for your accounts, please call toll-free (844) RAM-FUND to request individual copies of these documents.  We will begin sending individual copies thirty days after receiving your request to stop householding.  This policy does not apply to account statements.

Information About the Funds’ Trustees

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling   (844) RAM-FUND (1-844-726-3863).  Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Fund’s website at www.rothschild.com/raminc/usfunds.

Rothschild Funds

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

• Information we receive about you on applications or other forms;
• Information you give us orally; and
• Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Adviser
Rothschild Asset Management Inc.
1251 Avenue of the Americas
New York, NY, 10020

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

Custodian
U.S. Bank N.A.
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
(855) 681-5261

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Legal Counsel
Paul Hastings LLP
Park Avenue Tower
75 E. 55th Street, Floor 15
New York, NY 10022

Fund Information

	Symbol	CUSIP
Rothschild U.S. Large-Cap Core Fund – Investor Class	RLBVX	74316P207
Rothschild U.S. Large-Cap Core Fund – Institutional Class	RLBIX	74316P108
Rothschild U.S. Large-Cap Value Fund – Institutional Class	RLVIX	74316P306
Rothschild U.S. Small/Mid-Cap Core Fund – Institutional Class	RMDIX	74316P504
Rothschild U.S. Small-Cap Core Fund – Institutional Class	RCCIX	74316P702
Rothschild U.S. Small-Cap Value Fund – Institutional Class	RCVIX	74316P884
Rothschild U.S. Small-Cap Growth Fund – Investor Class	RCGVX	74316P850

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the fourth fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)             /s/ Elaine E. Richards
Elaine E. Richards, President

Date   August 7, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)              /s/ Elaine E. Richards
Elaine E. Richards, President

Date  August 7, 2015

By (Signature and Title)              /s/ Eric C. VanAndel
Eric C. VanAndel, Treasurer

Date  August 10, 2015

* Print the name and title of each signing officer under his or her signature.